Goodwill and Other Intangible Assets (Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible assets, original cost	$ 3,850,110		$ 3,687,644
Finite-lived intangible assets, accumulated amortization	2,171,267		1,889,096
Finite-lived intangible assets, net book value	1,678,843		1,798,548
In-process research and development	839,045		425,909
Intangible assets, gross, excluding goodwill	4,689,155		4,113,553
Intangible assets, net book value, exclduing goodwill	2,517,888		2,224,457
Patents and technologies
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible asset, estimated useful life, in years	20 years		20 years
Finite-lived intangible assets, original cost	116,631		116,631
Finite-lived intangible assets, accumulated amortization	93,761		88,288
Finite-lived intangible assets, net book value	22,870		28,343
Product rights and licenses
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible asset, estimated useful life, in years	10 years		10 years
Finite-lived intangible assets, original cost	3,559,505		3,459,980
Finite-lived intangible assets, accumulated amortization	2,018,111		1,749,424
Finite-lived intangible assets, net book value	1,541,394		1,710,556
Other
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible asset, estimated useful life, in years	8 years		8 years
Finite-lived intangible assets, original cost	173,974	[1]	111,033	[1]
Finite-lived intangible assets, accumulated amortization	59,395	[1]	51,384	[1]
Finite-lived intangible assets, net book value	$ 114,579	[1]	$ 59,649	[1]

[1]	Other intangibles consist principally of customer lists and contracts.